Shareholders' Equity (Details 1) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Number
Beginning of the period		26,093
Number, Granted		12,425
Number, Exercised
RSUs vested		(27,618)
RSUs forfeited		(10,875)
Number, Forfeited		(7,170)
End of the period		75,036	26,093
Number, Options exercisable at the end of the period		45,530
Average exercise price
Beginning of the period		$ 48.78
Average exercise price, Granted		4.69
Average exercise price, Exercised
Average exercise price, Forfeited		18.42
End of the period		42.60	$ 48.78
Average exercise price, Options exercisable at the end of the period		$ 55.80
Average remaining contractual life (in years)
Average remaining contractual life (in years), Options outstanding at the beginning of the period		6 years 4 months 13 days
Average remaining contractual life (in years), Options exercisable at the end of the period		6 years 4 months 17 days
Aggregate intrinsic value (in thousands)
Aggregate intrinsic value (in thousands), Options outstanding		$ 114
Aggregate intrinsic value (in thousands) Options outstanding at the end of the year		$ 230	$ 114
Employee Stock Option and Restricted Stock Units RSUs [Member]
Number
Beginning of the period		72,655	51,074
Number, Granted			26,497
RSUs granted		87,436
Number, Exercised	[1]
Number, Forfeited			(4,916)
End of the period			72,655	51,074
Number, Options exercisable at the end of the period			41,308
Average exercise price
Beginning of the period		$ 47.75	$ 67.25
Average exercise price, Granted			27.25
Average exercise price, Exercised	[1]
Average exercise price, Forfeited			138.5
End of the period			47.75	$ 67.25
Average exercise price, Options exercisable at the end of the period			$ 59.75
Average remaining contractual life (in years)
Average remaining contractual life (in years), Options outstanding at the beginning of the period	[2]		6 years 4 months 13 days	6 years 3 months 29 days
Average remaining contractual life (in years), Options exercisable at the end of the period	[2]		4 years 2 months 30 days
Aggregate intrinsic value (in thousands)
Aggregate intrinsic value (in thousands), Options outstanding			$ 8
Aggregate intrinsic value (in thousands) Options outstanding at the end of the year				$ 8
Aggregate intrinsic value (in thousands), Options exercisable at the end of the period

[1]	During the fiscal year ended December 31, 2018, the aggregate number of ordinary shares that were issued pursuant to RSUs that became vested on a net basis was 13,615 ordinary shares.
[2]	Calculation of weighted average remaining contractual term does not include the RSUs that were granted, which have an indefinite contractual term.